SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt
Short and long-term debt for the company as of December 31, 2024 and 2023, is detailed in the table below:

(in thousands of $)	2024	2023
U.S. dollar denominated floating rate debt
$90 million term tranche under the $270 Million Facility	90,000	—
Flex Endeavour $160 Million Sale and Leaseback (1)	158,190	—
$320 Million Sale and Leaseback	268,576	287,275
$125 million term tranche under the $375 Million Facility	—	97,354
$66 million term tranche under the Flex Enterprise $150 Million Facility	44,217	137,718
Flex Resolute $150 Million Facility	134,211	142,106
$330 Million Sale and Leaseback	296,000	313,000
$140 million term tranche under the $290 Million Facility	114,579	129,104
Flex Rainbow $180 Million Sale and Leaseback (1)	165,218	174,066
Total U.S. dollar floating rate debt	1,270,991	1,280,623

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	138,656	145,881
Total U.S. dollar denominated fixed rate debt	138,656	145,881

U.S. dollar denominated revolving credit facilities
$250 million revolving tranche under the $375 Million Facility	—	250,000
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$180 million revolving tranche under the $270 Million Facility	180,000	—
$84 million revolving tranche under the Flex Enterprise $150 Million Facility	83,675	—
Total U.S. dollar denominated revolving credit facilities	413,675	400,000

Total debt	1,823,322	1,826,504
Less
Current portion of debt	(108,906)	(106,135)
Long-term portion of debt issuance costs	(10,887)	(12,096)
Long-term debt	1,703,529	1,708,273

Schedule of capital commitments
Capital commitments relating to our long-term debt obligations as of December 31, 2024 are detailed in the table below:

(in thousands of $)
2025	108,906
2026	110,093
2027	111,338
2028	215,298
2029	376,836
Thereafter	900,851
Total	1,823,322